UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kirkwood Investment Management LP
Address: 3445 Stratford Road #3701

         Atlanta, Georgia  30326

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Seibert
Title:
Phone:     212 319-4100

Signature, Place, and Date of Signing:

     Bernard Seibert     NY, NY     November 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $156,800 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO             CALL            025816909     5937   100000 SH  CALL SOLE                        0        0   100000
AMERICAN EXPRESS CO             COM             025816109     4488    75600 SH       SOLE                    75600        0        0
ARK RESTAURANTS CORP            COM             040712101     3307    89783 SH       SOLE                    89783        0        0
CHARLOTTE RUSSE HLDG INC        COM             161048103     1464   100000 SH       SOLE                   100000        0        0
WAL MART STORES INC             CALL            931142903     8730   200000 SH  CALL SOLE                        0        0   200000
WAL MART STORES INC             CALL            931142903    17460   400000 SH  CALL SOLE                        0        0   400000
WAL MART STORES INC             CALL            931142903    71804  1645000 SH  CALL SOLE                        0        0  1645000
WAL MART STORES INC             CALL            931142903     4365   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC             COM             931142103    31388   719074 SH       SOLE                   719074        0        0
WAL MART STORES INC             CALL            931142903     7857   180000 SH  CALL SOLE                        0        0   180000